Netting of Financial Instruments - Summary of Offsetting of Derivative Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 71,093	$ 13,385
Gross amounts offset in the consolidated balance sheet	(37,384)	(3,300)
Net amounts of assets presented in the consolidated balance sheet	33,709	10,085
Net amounts of assets presented in the consolidated balance sheet	(37,384)	(3,300)
CRT Agreements [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	15,610	593
Net amounts of assets presented in the consolidated balance sheet	15,610	0
Interest Rate Lock Commitments [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	7,069	4,983
Net amounts of assets presented in the consolidated balance sheet	7,069	4,983
Forward Purchase Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	30,879	2,444
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of assets presented in the consolidated balance sheet	30,879	2,444
Forward Sales Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	13,164	2,604
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of assets presented in the consolidated balance sheet	13,164	2,604
Derivatives Not Subject To Master Netting Adjustment [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	22,679	5,576
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of assets presented in the consolidated balance sheet	22,679	5,576
Derivatives Not Subject To Master Netting Adjustment [Member] | CRT Agreements [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	15,610	593
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of assets presented in the consolidated balance sheet	15,610	593
Derivatives Not Subject To Master Netting Adjustment [Member] | Interest Rate Lock Commitments [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	7,069	4,983
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of assets presented in the consolidated balance sheet	7,069	4,983
MBS Put Options [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,697	93
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of assets presented in the consolidated balance sheet	1,697	93
MBS Call Options [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	142	0
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of assets presented in the consolidated balance sheet	142	0
Put Options on Interest Rate Futures [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,469	1,512
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of assets presented in the consolidated balance sheet	2,469	1,512
Call Options on Interest Rate Futures [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	63	1,156
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of assets presented in the consolidated balance sheet	63	1,156
Netting [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	0	0
Gross amounts offset in the consolidated balance sheet	(37,384)	(3,300)
Net amounts of assets presented in the consolidated balance sheet	(37,384)	(3,300)
Derivatives Subject to Master Netting Arrangements [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	48,414	7,809
Gross amounts offset in the consolidated balance sheet	(37,384)	(3,300)
Net amounts of assets presented in the consolidated balance sheet	$ 11,030	$ 4,509